Accounts payable and accrued expenses (Details) - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accounts payable and accrued expenses [Abstract]
General expenses	$ 194,487	$ 135,287
Operating expenses	149,557	167,741
Purchased services	36,403	51,302
Taxes payable	37,797	31,356
Salaries and wages	5,189	3,116
Others	80,441	81,266
Accounts payable and accrued expenses	$ 503,874	$ 470,068